Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense Benefit [Line Items]
Taxes on income	$ 131.4	$ 134.0	$ 124.2
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	117.7	130.9	112.0
Deferred	(1.3)	(1.1)	0.8
Domestic	116.4	129.8	112.8
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	12.7	7.1	1.7
Foreign taxes, Deferred	2.3	(2.9)	9.7
Foreign	$ 15.0	$ 4.2	$ 11.4